Income Taxes - Group's Income before tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Income/(loss) before income tax expense	$ (513)	$ (3,469)	$ (6,267)
HK
Effective Income Tax Rate Reconciliation [Line Items]
Income/(loss) before income tax expense	$ (513)	$ (3,469)	$ (6,267)